Note 3 - Fair Value Measurement - Derivative Liabilities 1 (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance, beginning of period	$ 1,343	$ 1,014	$ 1,499	$ 1,199
Fair value adjustments	75	404	(485)	300
Balance, end of the period	$ 1,418	$ 1,418	$ 1,014	$ 1,499